Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Legal fees		$ 52,131	$ 0
Accounting fees	$ 0	73,973	0
Deferred offering costs	0	126,104	$ 0
Professional fees	$ 0	$ 52,131